December 28, 2009

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard World Funds (the “Trust”) File No. 2-17620

Ladies and Gentlemen:

Pursuant to Rule 497 (k) under the Securities Act of 1933, we hereby file a Summary Prospectus for the above mentioned Trust, to be placed in use on December 28, 2009.

Sincerely,

Laura J. Merianos
Senior Counsel
The Vanguard Group, Inc.